RATE-REGULATED BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities

at December 31	2016	2015	Remaining Recovery/ Settlement Period (years)
(millions of Canadian $)

Regulatory Assets
Deferred income taxes[1]	861	894	n/a
Operating and debt-service regulatory assets[2]	1	47	1
Pensions and other post retirement benefits[3]	382	210	n/a
Foreign exchange on long-term debt[1,4]	37	54	1-13
Other	74	64	n/a
	1,355	1,269
Less: Current portion included in Other current assets (Note 7)	33	85
	1,322	1,184

Regulatory Liabilities
Operating and debt-service regulatory liabilities[2]	47	32	1
Pensions and other post retirement benefits[3]	180	—	n/a
ANR related post-employment and retirement benefits other than pension[5]	141	147	n/a
Long term adjustment account[6]	659	231	45
Pipeline abandonment costs	541	285	n/a
Bridging amortization account[6]	451	456	14
Cost of removal[7]	226	36	n/a
Other	54	16	n/a
	2,299	1,203
Less: Current portion included in Accounts payable and other (Note 14)	178	44
	2,121	1,159

1
These regulatory assets are underpinned by non-cash transactions or are recovered without an allowance for return as approved by the regulator. Accordingly, these regulatory assets are not included in rate base and do not yield a return on investment during the recovery period.

2
Operating and debt-service regulatory assets and liabilities represent the accumulation of cost and revenue variances approved by the regulatory authority for inclusion in determining tolls for the following calendar year.

3
These balances represent the regulatory offset to pension plan and other post-retirement obligations to the extent the amounts are expected to be collected from customers in future rates. The balances are excluded from the rate base and do not earn a return on investment.

4
Foreign exchange on long-term debt of the NGTL System represents the variance resulting from revaluing foreign currency-denominated debt instruments to the current foreign exchange rate from the historical foreign exchange rate at the time of issue. Foreign exchange gains and losses realized when foreign debt matures or is redeemed early are expected to be recovered or refunded through the determination of future tolls.

5
This balance represents what ANR estimated that it would be required to refund to its customers for post-retirement and post-employment benefit amounts collected through its FERC-approved rates that have not been used to pay benefits to its employees since a 1997 rate settlement. Pursuant to a FERC-approved September 2016 rate settlement, $106 million of the regulatory liability balance that accumulated between January 2007 and July 2016 will be resolved through a refund of $53 million to its customers and ANR amortizing $53 million over a three year period that began August 1, 2016. A remaining $41 million balance accumulated prior to 2007 is subject to resolution through future regulatory proceedings, and accordingly a settlement period cannot be determined at this time.

6	These regulatory accounts are used to capture Canadian Mainline revenue and cost variances and stabilize tolls during the 2015-2030 settlement term.

7
This balance represents anticipated costs of removal that have been, and continue to be, included in depreciation rates and collected in the service rates of certain rate-regulated subsidiaries for future costs to be incurred.